AXS De-SPAC ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.0%
	AUTO MANUFACTURERS — 3.7%
3,577	Polestar Automotive Holding UK PLC - Class A - ADR*,1	$18,994
	AUTO PARTS & EQUIPMENT — 7.6%
17,337	Aurora Innovation, Inc.*	20,978
5,657	SES AI Corp.*	17,819
		38,797
	BEVERAGES — 4.2%
3,525	BRC, Inc. - Class A*	21,538
	BIOTECHNOLOGY — 4.8%
3,070	Roivant Sciences Ltd.*,1	24,529
	COMPUTERS — 7.6%
7,845	NextNav, Inc.*	22,986
21,696	Rigetti Computing, Inc.*	15,821
		38,807
	ELECTRICAL COMPONENTS & EQUIPMENT — 4.0%
8,430	ESS Tech, Inc.*	20,485
	ELECTRONICS — 4.7%
3,655	Mirion Technologies, Inc.*	24,159
	ENERGY-ALTERNATE SOURCES — 4.5%
7,388	Energy Vault Holdings, Inc.*	23,051
	ENTERTAINMENT — 4.1%
6,956	Super Group SGHC Ltd.*,1	20,868
	HEALTHCARE-PRODUCTS — 3.4%
8,633	Vicarious Surgical, Inc.*	17,439
	HEALTHCARE-SERVICES — 4.5%
3,262	DocGo, Inc.*	23,062
	INTERNET — 17.1%
7,118	Grab Holdings Ltd. - Class A*,1	22,920
10,385	Nextdoor Holdings, Inc.*	21,393
17,060	Vacasa, Inc. - Class A*	21,496
2,953	Vivid Seats, Inc.*	21,557
		87,366
	IRON/STEEL — 4.4%
3,506	Algoma Steel Group, Inc.[1]	22,228

AXS De-SPAC ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	LEISURE TIME — 3.7%
5,955	Gogoro, Inc.*,1	$18,937
	LODGING — 3.7%
15,245	Sonder Holdings, Inc.*	18,904
	MACHINERY-CONSTRUCTION & MINING — 4.0%
1,995	NuScale Power Corp.*	20,469
	REAL ESTATE — 3.2%
11,196	WeWork, Inc. - Class A*	16,010
	SEMICONDUCTORS — 3.4%
4,930	Navitas Semiconductor Corp.*	17,304
	SOFTWARE — 3.3%
4,798	IonQ, Inc.*	16,553
	TELECOMMUNICATIONS — 4.1%
13,188	Terran Orbital Corp.*	20,837
	TOTAL COMMON STOCKS
	(Cost $811,576)	510,337
	TOTAL INVESTMENTS — 100.0%
	(Cost $811,576)	510,337
	Liabilities in Excess of Other Assets — 0.0%	(6)
	TOTAL NET ASSETS — 100.0%	$510,331

ADR – American Depository Receipt
PLC – Public Limited Company

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.